Segment Information (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenue	$ 482,449	$ 505,686	$ 463,049
Administrative fee revenue from affiliates	16,991	28,393	23,667
Interest expense and finance cost	(133,479)	(137,916)	(121,611)
Depreciation and amortization	(81,723)	(99,779)	(104,112)
Equity in net (losses)/earnings of affiliated companies	(9,185)	(80,205)	4,399
Net (loss)/ income attributable to Navios Holdings common stockholders	(192,110)	(268,718)	(165,910)
Total assets	2,142,855	2,682,496
Goodwill	160,336	160,336	160,336
Investment in affiliates	64,352	91,111
Cash and cash equivalents	77,991	137,882
Restricted cash	736	12,892
Total
Segment Reporting Information [Line Items]
Revenue	482,449	517,739	463,049
Administrative fee revenue from affiliates	16,991	28,393	23,667
Interest income	10,662	8,748	6,831
Interest expense and finance cost	(133,479)	(139,120)	(121,611)
Depreciation and amortization	(81,723)	(102,839)	(104,112)
Equity in net (losses)/earnings of affiliated companies	(9,185)	(80,205)	4,399
Net (loss)/ income attributable to Navios Holdings common stockholders	(192,110)	(268,718)	(165,910)
Total assets	2,142,855	2,682,496	2,629,981
Goodwill	160,336	160,336	160,336
Capital expenditures	(44,571)	(85,645)	(49,592)
Investment in affiliates	64,352	91,111	183,160
Cash and cash equivalents	77,991	137,882	127,632
Restricted cash	736	12,892	6,558
Long-term debt, net (including current and noncurrent portion)	1,563,247	1,816,007	1,682,488
Dry Bulk Vessel Operations
Segment Reporting Information [Line Items]
Revenue	254,178	298,052	250,433
Administrative fee revenue from affiliates	16,991	28,972	23,667
Interest income	9,610	8,231	6,593
Interest expense and finance cost	(92,948)	(98,247)	(93,264)
Depreciation and amortization	(52,288)	(70,472)	(77,245)
Equity in net (losses)/earnings of affiliated companies	(9,185)	(80,205)	4,399
Net (loss)/ income attributable to Navios Holdings common stockholders	(212,623)	(273,125)	(167,892)
Total assets	1,511,517	1,558,581	1,947,777
Goodwill	56,240	56,240	56,240
Capital expenditures	(36,628)	(41,003)	(3,071)
Investment in affiliates	64,352	91,111	183,160
Cash and cash equivalents	32,386	44,452	47,744
Restricted cash	736	10,958	6,558
Long-term debt, net (including current and noncurrent portion)	1,048,318	1,063,762	1,149,742
Logistics Business
Segment Reporting Information [Line Items]
Revenue	228,271	207,634	212,616
Administrative fee revenue from affiliates	0	0	0
Interest income	1,052	517	238
Interest expense and finance cost	(40,531)	(39,669)	(28,347)
Depreciation and amortization	(29,435)	(29,307)	(26,867)
Equity in net (losses)/earnings of affiliated companies	0	0	0
Net (loss)/ income attributable to Navios Holdings common stockholders	20,513	4,380	1,982
Total assets	631,338	677,343	682,204
Goodwill	104,096	104,096	104,096
Capital expenditures	(7,943)	(19,879)	(46,521)
Investment in affiliates	0	0	0
Cash and cash equivalents	45,605	76,472	79,888
Restricted cash	0	0	0
Long-term debt, net (including current and noncurrent portion)	$ 514,929	530,186	$ 532,746
Containers Business
Segment Reporting Information [Line Items]
Revenue		12,053
Administrative fee revenue from affiliates		(579)
Interest income		0
Interest expense and finance cost		(1,204)
Depreciation and amortization		(3,060)
Equity in net (losses)/earnings of affiliated companies		0
Net (loss)/ income attributable to Navios Holdings common stockholders		27
Total assets		446,572
Goodwill		0
Capital expenditures		(24,763)
Investment in affiliates		0
Cash and cash equivalents		16,958
Restricted cash		1,934
Long-term debt, net (including current and noncurrent portion)		$ 222,059